Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Entity Registrant Name	TH International Limited
Entity Emerging Growth Company	true
Entity Central Index Key	0001877333
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity File Number	001-41516
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2501 Central Plaza
Entity Address, Address Line Two	227 Huangpi North Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200003
Entity Address, Country	CN
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Name	KPMG Huazhen LLP
Auditor Location	Shanghai, China
Auditor Firm ID	1186
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Entity Common Stock, Shares Outstanding	149,181,538
Entity Ex Transition Period	false
Ordinary shares
Document Information [Line Items]
Title of 12(b) Security	Ordinary share
Trading Symbol	THCH
Security Exchange Name	NASDAQ
Warrants
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	THCHW
Security Exchange Name	NASDAQ
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Yongchen Lu
Entity Address, Address Line One	2501 Central Plaza
Entity Address, Address Line Two	227 Huangpi North Road
Entity Address, City or Town	Shanghai
Entity Address, Postal Zip Code	200003
Entity Address, Country	CN
City Area Code	+86
Local Phone Number	021-6136-6616